Merchandise Inventories, Net	6 Months Ended
Sep. 30, 2024
Merchandise Inventories, Net [Abstract]
MERCHANDISE INVENTORIES, NET

NOTE 4 – MERCHANDISE INVENTORIES, NET

Merchandise inventories, net consisted of the following:

	September 30, 2024	March 31, 2024
Beauty products	$3,884,409	$2,349,158
Health products	823,599	400,473
Luxury products	382,235	353,057
Electronic products	474,948	-
Other products	1,810,696	1,311,192
Merchandise inventories, net	$7,375,887	$4,413,880

As of September 30, 2024 and March 31, 2024, merchandise inventories write-down was $88,964 and $69,700, respectively.